EQUITY	12 Months Ended
Dec. 29, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
EQUITY	EQUITY:
(a)Shareholder rights plan:
The Company has a shareholder rights plan which provides the Board of Directors and the shareholders with additional time to assess any unsolicited take-over bid for the Company and, where appropriate, pursue other alternatives for maximizing shareholder value.

(b)Accumulated other comprehensive income ("AOCI"):
Accumulated other comprehensive income includes the changes in the fair value of the effective portion of qualifying cash flow hedging instruments, for which the hedged transaction has not yet occurred at the end of the fiscal year.

(c)Share capital:
Authorized:
Common shares, authorized without limit as to number and without par value. First preferred shares, without limit as to number and without par value, issuable in series and non-voting. Second preferred shares, without limit as to number and without par value, issuable in series and non-voting. As at December 29, 2024 and December 31, 2023, none of the first and second preferred shares were issued.

Issued:
As at December 29, 2024, there were 152,410,994 common shares (December 31, 2023 - 169,986,477) issued and outstanding, which are net of 94,535 common shares (December 31, 2023 - 8,245) that have been purchased and are held in trust as described in note 13(e).

(d)Normal course issuer bid ("NCIB"):
In August 2022, the Company received approval from the TSX to renew its normal course issuer bid ("NCIB") program commencing on August 9, 2022, to purchase for cancellation a maximum of 9,132,337 common shares, representing 5% of the Company's issued and outstanding common shares, as at July 31, 2022 (the reference date for the NCIB). Under the NCIB, the Company was authorized to make purchases under the normal course issuer bid during the period from August 9, 2022 to August 8, 2023 in accordance with the requirements of the TSX.

In August 2023, the Company received approval from the TSX to renew its NCIB program commencing on August 9, 2023, to purchase for cancellation a maximum of 8,778,638 common shares, representing approximately 5% of the Company's issued and outstanding common shares, as at July 31, 2023 (the reference date for the renewed NCIB). The Company is authorized to make purchases under the renewed NCIB until August 8, 2024 in accordance with the requirements of the TSX.
13. EQUITY (continued):

(d)Normal course issuer bid ("NCIB") (continued):
On July 31, 2024, the Company received approval from the TSX to renew its NCIB program commencing on August 9, 2024, to purchase for cancellation a maximum of 16,106,155 common shares, representing approximately 10% of the Company's public float, as at July 26, 2024 (the reference date for the renewed NCIB). The Company is authorized to make purchases under the renewed NCIB until August 8, 2025, in accordance with the requirements of the TSX. Purchases are made by means of open market transactions on both the TSX and the New York Stock Exchange ("NYSE"), or alternative U.S. or Canadian trading systems if eligible, or by such other means as may be permitted by securities regulatory authorities, including pre-arranged crosses, exempt offers, private agreements under an issuer bid exemption order issued by securities regulatory authorities and block purchases of common shares. In accordance with the requirements of the TSX, the Company may purchase, in addition to purchases made on other exchanges including the NYSE, up to a maximum of 80,209 common shares daily through the facilities of the TSX, which represents 25% of the ADTV for the most recently completed six-month period noted above.

In connection with each of its 2023-2024 and 2024-2025 NCIB programs, the Company entered into an automatic share purchase plan ("ASPP") with a designated broker which allows for the purchase of common shares under the NCIB at times when the Company would ordinarily not be permitted to purchase its common shares due to regulatory restrictions or self-imposed trading blackout periods.

On June 20, 2024, Canada’s Bill C-59 was enacted into law, which, among other things, introduced a 2% tax on the annual net value of share repurchases by public corporations in Canada occurring on or after January 1, 2024. The Company is subject to this tax which is based on the shares repurchased for cancellation under the Company’s normal course issuer bid (NCIB) program during the year ended December 29, 2024. The tax cost of $14.9 million has been recorded as a charge to retained earnings and is included in accounts payable and accrued liabilities in the consolidated statements of financial position as at December 29, 2024, as the amount is only payable in 2025.

During the year ended December 29, 2024, the Company repurchased for cancellation a total of 17,735,095 common shares, for a total cost of $761.5 million (including $14.9 million of taxes on share repurchases) of which $29.7 million was charged to share capital and $731.8 million was charged to retained earnings.

(e)Common shares purchased as settlement for non-Treasury RSUs:
The Company has established a trust for the purpose of settling the vesting of non-Treasury RSUs. For non-Treasury RSUs that are to be settled in common shares in lieu of cash, the Company directs the trustee to purchase common shares of the Company on the open market to be held in trust for and on behalf of the holders of non-Treasury RSUs until they are delivered for settlement, when the non-Treasury RSUs vest. For accounting purposes, the common shares are considered as held in treasury, and recorded as a temporary reduction of outstanding common shares and share capital. Upon delivery of the common shares for settlement of the non-Treasury RSUs, the number of common shares outstanding is increased, and the amount in contributed surplus is transferred to share capital. As at December 29, 2024, a total of 94,535 common shares purchased as settlement for non-Treasury RSUs were considered as held in treasury and recorded as a temporary reduction of outstanding common shares and share capital (December 31, 2023 - 8,245 common shares).

(f)Contributed surplus:
The contributed surplus account is used to record the accumulated compensation expense related to equity-settled share-based compensation transactions. Upon the exercise of stock options, the vesting of Treasury RSUs, and the delivery of common shares for settlement of vesting non-Treasury RSUs or SARs, the corresponding amounts previously credited to contributed surplus are transferred to share capital, except for the portion of the share-based payment that the Company settles on a net basis when the Company has an obligation under tax laws to withhold an amount for an employee’s tax obligation, in which case the corresponding amounts previously credited to contributed surplus are transferred to accounts payable and accrued liabilities.